UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: August 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

New York State Opportunity Funds

New York Equity Fund

Semi-Annual Report
September 30, 2004
(Unaudited)

Investment Adviser
Pinnacle Advisors LLC
5710 Commons Park Dr. East
Syracuse, NY 13057

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

NEW YORK EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

Shares	Common Stocks - 99.71%	Value

	Computer Peripheral Equipment, NEC - 14.8%
700,000	CopyTele, Inc.(a)	644,000
10,000	Symbol Technologies, Inc.	126,400
		770,400
	Electrical Industrial Apparatus - 3.7%
30,000	Plug Power, Inc.(a)	192,300

	Glass Products - 5.32%
25,000	Corning, Inc. Glass Works (a)	277,000

	Measuring & Controlling Device - 4.62%
60,000	Mechanical Technology (a)	240,600

	Miscellaneous Electrical Machinery - 5.96%
200,000	Arotech Corp.(a)	310,000

	National Commercial Banks - 7.29%
5,000	Citigroup Corp.	220,600
4,000	J.P. Morgan Chase & Co., Inc.	158,920
		379,520
	Pharmaceutical Perparations - 15.99%
6,500	Barr Laboratories, Inc.(a)	269,295
10,000	Hi-Tech Pharmacal, Inc.(a)	159,200
25,000	Ligand Pharmacy, Inc.(a)	250,500
5,000	Pfizer, Inc.	153,000
		831,995
	Radio & TV Broadcasting Communications - 2.55%
10,000	Anaren Microwave, Inc.(a)	132,700

	Radio Broadcasting Stations - 5.53%
90,000	Sirius Satellite Radio, Inc.(a)	288,000

	Security Brokers, Dealers - 18.9%
2,000	Bear Stearns Companies, Inc.	192,340
3,000	Goldman Sachs Group, Inc.	279,720
2,500	Lehman Brothers Holdings, Inc.	199,300
4,000	Merrill Lynch & Co., Inc.	198,880
35,000	Siebert Financial Corp.(a)	113,050
		983,290
	Services-Comercial, Physical & Biological Research - 4.62%
25,000	Albany Molecular Research, Inc.(a)	240,250

	Services-Engineering, Accounting - 5.79%
10,000	Paychex, Inc.	301,500

	Software - .96%
220,000	Nibex, Inc.(b)	49,999

	State Commercial Banks - 3.68%
2,000	M&T Bank Corp.	191,400

	Total Common Stock - (Cost $4,429,928)	$ 5,188,954

Shares	Money Market Securities - 4.59%	Value

238,974	Milestone Funds Treasury Obligations Portfolio - Investor Shares (Cost $238,974)	$ 238,974

	Total Investments at Value - 104.31% (Cost $4,668,902)	$ 5,427,928

	Liabilities in Excess of Other Assets - -4.31%	(224,035)

	Net Assets - 100.0%	$ 5,203,893

(a) Non-income producing security.
(b) Restricted Security.

NEW YORK EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)

ASSETS
Investment securities, at value (Cost $4,668,902)	$ 5,427,928
Cash	10,113
Receivable for Securities Sold	91,298
TOTAL ASSETS	5,529,339

LIABILITIES
Payable for securities purchased	312,238
Payable to affiliates (Note 3)	5,840
Other accrued expenses	7,368
TOTAL LIABILITIES	325,446

NET ASSETS	$ 5,203,893

NET ASSETS CONSIST OF:
Paid-in capital	$ 10,742,152
Accumulated Undistributed Net Investment Loss	(43,493)
Accumulated net realized losses from security transactions	(6,253,792)
Net unrealized appreciation on investments	759,026
NET ASSETS	$ 5,203,893

Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	660,735

Net asset value and redemption price per share	$ 7.88

Maximum offering price per share ($7.88/95.25%) (Note 1)	$ 8.27

NEW YORK EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
Dividends	$ 14,119
14,119

EXPENSES
Investment advisory fees (Note 3)	29,097
Professional fees	14,112
Transfer agent fees (Note 3)	4,900
Distribution fees (Note 3)	7,274
Custodian fees	7,644
Accounting fees (Note 3)	7,350
Trustees' fees and expenses	2,989
Postage and supplies	3,136
Insurance expense	1,470
Registration fees	298
Other expenses	2,005
TOTAL EXPENSES	80,275
Fees waived and expenses reimbursed by the Advisor (Note 3)	(22,663)
NET EXPENSES	57,612

NET INVESTMENT LOSS	(43,493)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(117,434)
Net change in unrealized depreciation on investments	(549,788)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(667,222)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (710,715)

NEW YORK EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
FROM OPERATIONS
Net investment loss	$ (43,493)	$ (76,853)
Net realized gain (loss) from security transactions	(117,434)	395,149
Net change in unrealized appreciation
(depreciation) on investments	(549,788)	1,914,686
Net increase (decrease) in net assets from operations	(710,715)	2,232,982

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	265,081	290,309
Payments for shares redeemed	(489,771)	(424,345)
Net decrease in net assets from capital share transactions	(224,690)	(134,036)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(935,405)	2,098,946

NET ASSETS
Beginning of year	6,139,298	4,040,352
End of year	$5,203,893	$6,139,298

CAPITAL SHARE ACTIVITY
Shares sold	36,416	36,436
Shares redeemed	(61,792)	(54,876)
Net increase (decrease) in shares outstanding	(25,376)	(18,440)
Shares outstanding, beginning of year	686,111	704,551
Shares outstanding, end of year	660,735	686,111

NEW YORK EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per Share Data and Ratios for a Share Outstanding Throughout Each Year
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2001

Net asset value at beginning of year	$ 8.95	$5.73	$8.63	$11.35	$19.27

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.08)	(0.08)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.99)	3.30	(2.82)	(2.56)	(6.49)
Total from investment operations	(1.07)	3.22	(2.90)	(2.72)	(6.64)

Distributions from net realized gains	0.00	0.00	0.00	0.00	(1.28)

Net asset value at end of year	$ 7.88	$8.95	$5.73	$8.63	$11.35

Total return (a)	-11.97%	56.19%	-33.60%	-23.96%	-36.38%

Net assets at end of year	$ 5,203,893	$ 6,139,298	$ 4,040,352	$ 6,578,148	$ 8,547,585

Ratios/Supplemental Data
Ratio of net expenses to average net assets (b)	1.98%	1.98%	1.98%	2.06%	2.08%
Ratio of net investment income to average net assets (b)	-1.92%	-1.02%	-1.40%	-1.55%	-0.91%

Portfolio turnover rate	77%	123%	73%	106%	224%

(a)	Total returns shown exclude the effect of applicable sales loads.
(b)

Ratios of expenses to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the advisor, would have been 2.76%, 3.04%, 4.82%, 3.26% and 2.49% for the six months ended September 30, 2004 and years ended March 31, 2004, 2003, 2002 and 2001, respectively (Note 3).

(c)	Ratio of net investment income to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the advisor, would have been -2.28%.

NEW YORK EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2004 (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the “Fund”) is a non-diversified series of The New York State Opportunity Funds (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.98% of the net asset value (or 4.75% of the offering price).  The redemption price per share is equal to the net asset value per share.

Investment Income -- Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions -- Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from

NEW YORK EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2004 (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the six months ended September 30, 2004, no distributions were required.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,201,253 and $2,430,971 respectively, for the six months ended September 30, 2004.

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT

Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  The Advisor voluntarily waived $22,663 of its investment advisory fee of $29,097.

NEW YORK EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2004 (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES (Continued)

The President of the Adviser is also President and a Trustee of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and Mutual Shareholder Services (MSS), MSS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.    For the six months ended September 30, 2004, MSS was paid $4,900 for transfer agent services.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies. The President of Mutual Shareholder Services is also an officer of the Fund.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement between the Trust and MSS, MSS calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For the six months ended September 30, 2004, MSS was paid $7,350 for accounting services.

UNDERWRITING AGREEMENT

The principal underwriter of the Fund’s shares is Pinnacle Investments, Inc. (the “Underwriter”), an affiliate of the Advisor.  For the six months ended September 30, 2004, the Underwriter received no commissions and no broker commissions in connection of Fund shares.

PORTFOLIO TRANSACTIONS

During the six months ended September 30, 2004, all of the Fund's portfolio transactions were executed through the Underwriter.  As a result, brokerage commissions of $23,941 were paid by the Fund to the Underwriter.

DISTRIBUTION PLAN

The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets.  For the six months ended September 30, 2004, the Fund incurred $7,274 in distribution-related expenses under the Plan.

RELATED PARTY TRANSACTIONS

For the six months ended September 30, 2004 the Trustees for the fund were paid $2,989.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, National Financial Services, for the benefit of others, in aggregate, more than 68% of the Fund.

5.   RESTRICTED SECURITIES

The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the board of directors at $.45 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

NEW YORK EQUITY FUND

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

Overall responsibility for management of the Fund rests with the Board of Trustees.  The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations.  The following are the Trustees and executive officers of the Fund:

Trustee	Address	Age	Position Held with the Trust	Length of Time Served
*Gregg A. Kidd	5710 Commons Park E. Syracuse, NY	42	President and Trustee	Since November 1996
Joseph Masella	One Unity Plaza at Franklin Square, Syracuse, NY	54	Trustee	Since February 1997
Mark E. Wadach	110 Treeland Circle, Syracuse, NY	52	Trustee	Since February 1997
			Vice President	Since
Daniel F. Raite	5710 Commons Park E. Syracuse, NY	56	Treasurer	Since April 2003
Michael M. Samoraj	5710 Commons Park E. Syracuse, NY	45	Secretary	Since April 2003

*Mr. Kidd, as an affiliated person of the Advisor and the Underwriter, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust.  The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Gregg A. Kidd is President of the Advisor and the Underwriter.

Joseph Masella is Executive Vice President and a Director of Unity Mutual Life Insurance Company.

Mark E. Wadach is a Sales Representative for Morabito Gas & Electric Company.  Prior to October 2000, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).

Additional information about the Board of Trustees and Executive Officers may be found in the Fund’s Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-899-8344.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 12, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 3, 2004

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 3, 2004

* Print the name and title of each signing officer under his or her signature.